21. Employees benefits (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	R$ 2,532,338	R$ 2,319,841	R$ 2,465,721
Fair value of the plan's assets	2,168,436	1,931,380	1,712,551
Net liabilities recognized for defined benefit obligations	363,902	388,461
Liability as per statement of financial position - pension obligations	2,970,009	2,932,338
Funded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	2,532,338	2,319,841
Fair value of the plan's assets	(2,168,436)	(1,931,380)
Net liabilities recognized for defined benefit obligations	363,902	388,461
Unfunded plan
SummaryOfEmployeeBenefitsLineItems [Line Items]
Present value of defined benefit obligations	2,606,107	2,543,877	R$ 2,512,080
Net liabilities recognized for defined benefit obligations	R$ 2,606,107	R$ 2,543,877